Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Other Current Liabilities

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
VAT Payables	130	142
Accruals for personnel related expenses	7,295	8,236
Other	1,073	6,122

Total	8,497	14,499